Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (11,107)		$ (3,857)		$ (3,486)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	76		6		(82)
Depreciation of property and equipment	190		128		168
Stock compensation expense	301		502		12
Loss on sale of fixed assets	5
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	1,923		(662)		(1,215)
Decrease in long-term trade receivable					181
Decrease (increase) in other current assets	347		(308)		203
Decrease (increase) in inventories	420		(469)		45
Increase (decrease) in trade payables	(1,236)		79		1,084
Interest on principle shareholder convertible loan	73		54		42
Increase (decrease) in other payables and accrued expenses	197		(62)		(134)
Net cash used for operating activities	(8,811)		(4,589)		(3,182)
Investing activities:
Purchase of property and equipment	(501)		(107)		(61)
Net cash used for investing activities	(501)		(107)		(61)
Financing activities:
Proceeds from short term loans	1,151		1,145		259
Repayment from short term loan	(1,139)		(1,242)		(250)
Proceeds from principle shareholder convertible loan	10,599		4,250		2,710
Proceeds from exercise of stock options			36		305
Net cash provided by financing activities	10,611		4,189		3,024
Net increase (decrease) in cash and cash equivalents	1,299		(507)		(219)
Cash and cash equivalents, beginning of year	884	[1]	1,391		1,610
Cash and cash equivalents, end of year	2,183	[2]	884	[1]	1,391
Non cash investing activities:
Purchase of property and equipment			20		5
Non cash financing activities:
Conversion of loans	8,645		5,423		3,038
Cash paid during the year for:
Interest	$ 19		$ 25		$ 30

[1]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.